Share Capital - Restricted Share Unit Outstanding (Details) - Restricted share unit plan	12 Months Ended
	Dec. 31, 2025 shares shares	Dec. 31, 2024 shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding balance, beginning of year	328,180	340,570
Issued	108,500	163,904
Settled	(149,029)	(162,996)
Forfeited	(16,765)	(13,298)
Outstanding balance, end of year	270,886	328,180